Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of Non-Wholly Owned Subsidiaries of the Group which have Material Non-Controlling Interests

The table below shows details of non-wholly owned subsidiaries of the Group which have material non-controlling interests:

	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Fine Cosmos Development Limited (note (i))	26,942	26,602	26,839
Singapore hotel companies (note (ii))	—	70,054	75,911
Other non-controlling interests (note (iii))	147,112	7,197	7,487
	174,054	103,853	110,237
(i)	Fine Cosmos Development Limited is 50% owned by the Group for the years.

(ii)	Singapore hotel companies is 51% owned by the Group for the years.

(iii)	The consolidated financial statements for the year ended December 31, 2023 consisted of the combined entities and businesses under the common control of AMTD Group. Consequently, the assets and liabilities of these combined entities and businesses were subject to non-controlling interests of AMTD Digital Inc. and AMTD IDEA Group. Following the completion of the reorganization during the year ended December 31, 2024, the non-controlling interests attributable to AMTD Digital Inc. and AMTD IDEA Group were transferred to other reserves.